Annual Total Returns	12 Months Ended
Dec. 31, 2024
Beacon Tactical Risk ETF | Beacon Tactical Risk ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.58%
Beacon Selective Risk ETF | Beacon Selective Risk ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	12.64%